Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Balance Sheets

Condensed Financial Information of the Parent Company

BALANCE SHEETS

	December 31,	December 31,
	2017	2018
	RMB	RMB	US$(Note 2(e))
ASSETS
Current assets:
Cash and cash equivalents	267,125,417	2,023,415,810	294,293,624
Amounts due from related parties	25,168	—	—
Prepayments and other current assets	—	29,631,942	4,309,787
Total current assets	267,150,585	2,053,047,752	298,603,411
Total assets	267,150,585	2,053,047,752	298,603,411
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	3,150,000	5,558,005	808,378
Non-current liabilities:
Other non-current liabilities	—	9,686,219	1,408,802
Payables to subsidiaries and VIEs	98,665,905	523,296,223	76,110,279
Total liabilities	101,815,905	538,540,447	78,327,459
Commitments and contingencies
Mezzanine equity:
Series A convertible redeemable preferred shares (US$0.0001 par value; 4,945,055 shares authorized, issued and outstanding as of December 31, 2017; nil issued and outstanding as of December 31, 2018)	210,478,110	—	—
Series A1 convertible redeemable preferred shares (US$0.0001 par value; 1,373,626 shares authorized, issued and outstanding as of December 31, 2017; nil issued and outstanding as of December 31, 2018)	63,416,581	—	—
Total of mezzanine equity	273,894,691	—	—
Shareholders’ deficit:
Class A ordinary shares (US$0.0001 par value, 43,681,319 and 50,000,000 shares authorized as of December 31, 2017 and 2018; 15,751,558 shares and 37,022,806 issued as of December 31, 2017 and 2018, 5,751,558 shares and 27,522,806 shares outstanding as of December 31, 2017 and 2018)	3,758	16,292	2,370
Class B ordinary shares (US$0.0001 par value; 34,248,442 shares authorized as of December 31, 2017 and 2018; 18,310,942 shares and 34,248,442 shares issued and outstanding as of December 31, 2017 and 2018)	11,965	25,255	3,673
Additional paid-in capital	—	3,684,130,058	535,834,493
Treasury stock (US$0.0001 par value; 10,000,000 and 9,500,000 shares as of December 31, 2017 and December 31, 2018, respectively)	—	—	—
Accumulated other comprehensive income/(loss)	24,651	(16,428,875)	(2,389,481)
Accumulated deficit	(108,600,385)	(2,153,235,425)	(313,175,103)
Total shareholders’ deficit	(108,560,011)	1,514,507,305	220,275,952
Total liabilities, mezzanine equity and shareholders’ deficit	267,150,585	2,053,047,752	298,603,411

Statements of Comprehensive Loss

STATEMENTS OF COMPREHENSIVE LOSS

	2017	2018
	RMB	RMB	US$(Note 2 (e))
Operating expenses:
General and administrative	(3,933,590)	(959,590,151)	(139,566,599)
Total operating expenses	(3,933,590)	(959,590,151)	(139,566,599)
Loss from operations	(3,933,590)	(959,590,151)	(139,566,599)
Investment income	36,082	3,098,150	450,607
Interest income	471	23,805,861	3,462,419
Loss from subsidiaries and VIEs	(47,242,850)	(1,010,863,748)	(147,024,034)
Loss before provision for income taxes	(51,139,887)	(1,943,549,888)	(282,677,607)
Provision for income taxes	—	—	—
Net loss	(51,139,887)	(1,943,549,888)	(282,677,607)
Preferred share redemption value accretion	(6,012,783)	(101,806,743)	(14,807,177)
Gains on repurchase of convertible redeemable preferred Shares	—	18,332,152	2,666,301
Deemed dividend to preferred shareholders	—	(1,916,871)	(278,797)
Net loss attributable to ordinary shareholders	(57,152,670)	(2,028,941,350)	(295,097,280)
Net loss	(51,139,887)	(1,943,549,888)	(282,677,607)
Foreign currency translation adjustment, net of nil tax	24,651	(16,453,526)	(2,393,066)
Comprehensive loss	(51,115,236)	(1,960,003,414)	(285,070,673)

Statements of Cash Flows

STATEMENTS OF CASH FLOWS

	2017	2018
	RMB	RMB	US$(Note 2(e))
Cash flows provided by/(used in) operating activities	(747,037)	23,710,900	3,448,607
Cash flows used in investing activities	(9,454)	(591,572,091)	(86,040,592)
Cash flows provided by financing activities	272,121,039	2,206,005,176	320,850,146
Effect of exchange rate changes on cash	(4,239,131)	118,146,408	17,183,682
Net increase in cash and cash equivalents	267,125,417	1,756,290,393	255,441,843
Cash and cash equivalents, beginning of year	—	267,125,417	38,851,781
Cash and cash equivalents, end of year	267,125,417	2,023,415,810	294,293,624